PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 802,557
Depreciation and amortization of property and equipment	$ 539,957	$ 0
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Capitalized Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years
Capitalized Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	10 years